Schedule of Investments (unaudited) January 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.0%

Aerospace & Defense — 1.1%
Avicopter plc, Class A	26,495	$151,385

Air Freight & Logistics — 0.3%
CMST Development Co. Ltd., Class A	56,100	36,150

Auto Components — 0.4%
Bethel Automotive Safety Systems Co. Ltd., Class A	14,100	52,077

Automobiles — 0.7%
Great Wall Motor Co. Ltd., Class A	83,600	89,824

Banks — 11.9%
Bank of Beijing Co. Ltd., Class A	12,400	8,858
Bank of Chengdu Co. Ltd., Class A	24,900	28,070
Bank of Guiyang Co. Ltd., Class A	68,300	78,849
Bank of Jiangsu Co. Ltd., Class A	109,900	99,082
Bank of Nanjing Co. Ltd., Class A	244,264	264,543
Bank of Shanghai Co. Ltd., Class A	99,700	114,672
China CITIC Bank Corp. Ltd., Class A	202,100	153,908
China Construction Bank Corp., Class A	38,000	34,857
China Everbright Bank Co. Ltd., Class A	477,500	251,066
China Merchants Bank Co. Ltd., Class A	20,400	98,518
China Minsheng Banking Corp. Ltd., Class A	239,400	190,522
Industrial Bank Co. Ltd., Class A	122,200	293,499

		1,616,444

Beverages — 7.7%
Anhui Yingjia Distillery Co. Ltd., Class A	7,100	17,032
Kweichow Moutai Co. Ltd., Class A	3,179	447,398
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	14,096	166,177
Wuliangye Yibin Co. Ltd., Class A	25,500	413,672

		1,044,279

Biotechnology — 1.5%
Hualan Biological Engineering, Inc., Class A	37,207	202,224

Capital Markets — 9.1%
Changjiang Securities Co. Ltd., Class A	123,538	109,259
China Merchants Securities Co. Ltd., Class A	89,400	215,614
Dongxing Securities Co. Ltd., Class A	55,800	88,018
East Money Information Co. Ltd., Class A	33,700	65,340
Everbright Securities Co. Ltd., Class A	11,000	17,540
Guotai Junan Securities Co. Ltd., Class A	76,500	172,806
Industrial Securities Co. Ltd., Class A	371,200	324,583
SooChow Securities Co. Ltd., Class A	196,121	230,617
Western Securities Co. Ltd., Class A	9,800	11,664

		1,235,441

Chemicals — 0.5%
Huapont Life Sciences Co. Ltd., Class A	43,300	27,964
Weihai Guangwei Composites Co. Ltd., Class A	6,640	40,045

		68,009

Commercial Services & Supplies — 0.5%
Shanghai M&G Stationery, Inc., Class A	10,400	67,001

Communications Equipment — 1.1%
Addsino Co. Ltd., Class A(a)	42,900	73,370
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,100	34,970
ZTE Corp., Class A(a)	8,800	44,321

		152,661

Security	Shares	Value

Construction & Engineering — 2.8%
China National Chemical Engineering Co. Ltd., Class A	123,200	$111,777
China Railway Hi-tech Industry Co. Ltd., Class A	69,800	92,948
China State Construction Engineering Corp. Ltd., Class A	119,800	84,386
Metallurgical Corp. of China Ltd., Class A	173,500	59,990
Shanghai Construction Group Co. Ltd., Class A	26,100	11,374
Shanghai Tunnel Engineering Co. Ltd., Class A	21,500	16,097

		376,572

Construction Materials — 3.5%
Anhui Conch Cement Co. Ltd., Class A	69,100	426,608
Gansu Qilianshan Cement Group Co. Ltd., Class A	33,200	49,286

		475,894

Distributors — 0.2%
Wuchan Zhongda Group Co. Ltd., Class A	50,648	32,926

Diversified Consumer Services — 0.8%
Offcn Education Technology Co. Ltd., Class A	53,500	115,272

Electrical Equipment — 3.0%
Jiawei Renewable Energy Co. Ltd., Class A(a)	66,200	34,902
Shenzhen Megmeet Electrical Co. Ltd., Class A	14,800	42,715
Sieyuan Electric Co. Ltd., Class A	106,100	202,227
Zhejiang Wanma Co. Ltd., Class A	83,700	97,704
Zhejiang Yankon Group Co. Ltd., Class A	54,700	30,949

		408,497

Electronic Equipment, Instruments & Components — 6.5%
Foxconn Industrial Internet Co. Ltd., Class A	2,900	7,458
GoerTek, Inc., Class A	14,000	42,506
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	21,400	229,687
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	26,800	124,064
Luxshare Precision Industry Co. Ltd., Class A	22,620	131,345
Shenzhen Anche Technologies Co. Ltd., Class A	8,100	54,348
Telling Telecommunication Holding Co. Ltd., Class A(a)	76,600	59,976
Wuhan Guide Infrared Co. Ltd., Class A	29,450	130,988
XGD, Inc., Class A(a)	46,900	105,943

		886,315

Entertainment — 0.9%
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	27,935	120,777

Food & Staples Retailing — 0.2%
Chengdu Hongqi Chain Co. Ltd., Class A	32,000	29,856

Food Products — 4.0%
Chacha Food Co. Ltd., Class A	21,186	97,803
Foshan Haitian Flavouring & Food Co. Ltd., Class A	18,900	260,562
Fujian Sunner Development Co. Ltd., Class A	13,300	35,840
Hebei Chengde Lolo Co., Class A	37,600	35,618
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,100	107,255
Wens Foodstuffs Group Co. Ltd., Class A	2,600	10,925

		548,003

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 1.6%
China National Accord Medicines Corp. Ltd., Class A	19,620	$136,800
Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	8,600	40,377
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	14,300	39,760

		216,937

Hotels, Restaurants & Leisure — 0.5%
Shenzhen Overseas Chinese Town Co. Ltd., Class A	81,600	74,267

Household Durables — 3.2%
Gree Electric Appliances, Inc. of Zhuhai, Class A	27,015	223,872
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	14,400	38,968
KingClean Electric Co. Ltd., Class A	31,400	95,695
Midea Group Co. Ltd., Class A	4,400	31,175
Oppein Home Group, Inc., Class A	1,600	23,249
Zhejiang Meida Industrial Co. Ltd., Class A	12,700	21,031

		433,990

Independent Power and Renewable Electricity Producers — 0.6%
CECEP Solar Energy Co. Ltd., Class A	44,900	20,529
Huaneng Lancang River Hydropower, Inc., Class A	44,000	22,695
SDIC Power Holdings Co. Ltd., Class A	32,300	34,012

		77,236

Insurance — 5.5%
China Pacific Insurance Group Co. Ltd., Class A	29,400	135,975
New China Life Insurance Co. Ltd., Class A	8,900	54,921
Ping An Insurance Group Co. of China Ltd., Class A	51,300	560,793

		751,689

IT Services — 1.2%
DHC Software Co. Ltd., Class A	92,200	165,063

Machinery — 5.6%
Harbin Boshi Automation Co. Ltd., Class A	10,600	13,903
Sany Heavy Industry Co. Ltd., Class A	6,400	13,195
Tian Di Science & Technology Co. Ltd., Class A	43,000	17,141
Weichai Power Co. Ltd., Class A	112,398	195,602
XCMG Construction Machinery Co. Ltd., Class A	68,800	45,907
Zhengzhou Yutong Bus Co. Ltd., Class A	57,000	115,646
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	456,281	369,643

		771,037

Media — 1.2%
Bluefocus Intelligent Communications Group Co. Ltd., Class A	8,200	6,549
Chinese Universe Publishing and Media Group Co. Ltd., Class A	87,797	162,198

		168,747

Metals & Mining — 1.6%
Baoshan Iron & Steel Co. Ltd., Class A	74,500	52,051
Jiangxi Copper Co. Ltd., Class A	15,800	30,747
Jinduicheng Molybdenum Co. Ltd., Class A	94,500	88,573
Nanjing Iron & Steel Co. Ltd., Class A	100,700	41,869

		213,240

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
Guizhou Panjiang Refined Coal Co. Ltd., Class A	22,200	$16,716
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	128,500	92,167

		108,883

Paper & Forest Products — 0.2%
Shandong Chenming Paper Holdings Ltd., Class A	38,400	24,470

Pharmaceuticals — 6.9%
Changchun High & New Technology Industry Group, Inc., Class A	2,400	154,995
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	62,500	127,340
Jiangsu Hengrui Medicine Co. Ltd., Class A .	26,840	309,013
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	115,279	263,534
Jiangzhong Pharmaceutical Co. Ltd., Class A	28,200	48,350
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,500	12,062
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	17,400	25,632

		940,926

Real Estate Management & Development — 2.7%
Beijing Capital Development Co. Ltd., Class A	18,400	17,588
China Union Holdings Ltd., Class A	148,380	75,049
Greenland Holdings Corp. Ltd., Class A	196,204	163,715
Oceanwide Holdings Co. Ltd., Class A	81,500	47,859
RiseSun Real Estate Development Co. Ltd., Class A	4,062	4,730
Shenzhen Zhenye Group Co. Ltd., Class A	82,700	53,999

		362,940

Semiconductors & Semiconductor Equipment — 2.1%
Gigadevice Semiconductor Beijing, Inc., Class A	1,800	65,504
LONGi Green Energy Technology Co. Ltd., Class A	24,500	91,538
Risen Energy Co. Ltd., Class A	19,600	39,262
Shenzhen Goodix Technology Co. Ltd., Class A	2,200	95,636

		291,940

Software — 2.2%
Beijing Join-Cheer Software Co. Ltd., Class A(a)	11,100	9,484
Glodon Co. Ltd., Class A	27,400	140,935
Hundsun Technologies, Inc., Class A	4,560	52,005
Iflytek Co. Ltd., Class A	9,800	44,345
Shanghai Weaver Network Co. Ltd., Class A	3,900	37,362
Thunder Software Technology Co. Ltd., Class A	3,000	22,413

		306,544

Technology Hardware, Storage & Peripherals — 0.3%
GRG Banking Equipment Co. Ltd., Class A	5,952	7,756
Inspur Electronic Information Industry Co. Ltd., Class A	6,300	27,652

		35,408

Textiles, Apparel & Luxury Goods — 0.6%
Dazzle Fashion Co. Ltd., Class A	21,800	72,013
Zhejiang Semir Garment Co. Ltd., Class A	5,800	6,961

		78,974

Trading Companies & Distributors — 1.5%
Xiamen C & D, Inc., Class A	190,697	210,071

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.9%
Chengdu Xingrong Environment Co. Ltd., Class A	205,500	$118,621

Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	27,700	20,145

Total Common Stocks — 96.0% (Cost: $12,391,600)		13,080,735

Total Long-Term Investments — 96.0% (Cost: $12,391,600)		13,080,735

Security	Shares	Value

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)*	248,180	$248,180

Total Short-Term Securities — 1.8% (Cost: $248,180)		248,180

Total Investments — 97.8% (Cost: $12,639,780)		13,328,915

Other Assets Less Liabilities — 2.2%		302,912

Net Assets — 100.0%		$13,631,827

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
*

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	248,180	248,180	$248,180	$290	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$13,080,735	$—	$13,080,735
Short-Term Securities	248,180	—	—	248,180

	$248,180	$13,080,735	$—	$13,328,915

(a)	See above Schedule of Investments for values in each industry.

4